UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:   Post Office Box 4278
      	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:      President
Phone:     479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, May 4, 2011
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total(x$1,000):  $137,760
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2828    62558 SH       Sole                    60668              1890
Aon                            COM              037389103     2533    47825 SH       Sole                    46525              1300
Avon                           COM              054303102     1907    70520 SH       Sole                    68395              2125
BNY Mellon                     COM              064058100     2192    73400 SH       Sole                    71305              2095
Bank of America                COM              060505104     1956   146749 SH       Sole                   142804              3945
Bed, Bath & Beyond             COM              075896100     2019    41820 SH       Sole                    40665              1155
Boeing Company                 COM              097023105     3187    43107 SH       Sole                    41762              1345
Bunge Limited                  COM              013317810     2624    36275 SH       Sole                    35350               925
Caterpillar, Inc               COM              149123101     4396    39477 SH       Sole                    38637               840
Chevron                        COM              166764100     4438    41285 SH       Sole                    40085              1200
Cisco Systems                  COM              17275R102     2071   120785 SH       Sole                   117565              3220
Citigroup Inc                  COM              172967101     1909   431847 SH       Sole                   419047             12800
Coca-Cola                      COM              191216100     2437    36732 SH       Sole                    35607              1125
Darden Restaurants             COM              237194105     1754    35710 SH       Sole                    34730               980
Diageo Plc ADR                 COM              25243q205     2252    29541 SH       Sole                    28766               775
Diamond Offshore Dr            COM              25271c102     1722    22159 SH       Sole                    21554               605
Disney, (Walt) Co              COM              254687106     3869    89782 SH       Sole                    87682              2100
DuPont deNemours               COM              263534109     3500    63670 SH       Sole                    62120              1550
Exxon Mobil Corp               COM              30231G102     4443    52816 SH       Sole                    51321              1495
FedEx Corp                     COM              31428X106     3373    36055 SH       Sole                    35175               880
General Electric               COM              369604103     3925   195774 SH       Sole                   190142              5632
Goodyear Tire                  COM              382550101     1797   119980 SH       Sole                   116850              3130
Guggen. BRIC ETF               COM              18383m100     1133    23895 SH       Sole                    23390               505
Home Depot                     COM              437076102     2900    78258 SH       Sole                    76053              2205
Honda Motor Co ADR             COM              438128308     1622    43230 SH       Sole                    41910              1320
Int'l Business Mach            COM              459200101     2746    16840 SH       Sole                    16430               410
Intel Corp                     COM              458140100     2600   128837 SH       Sole                   124737              4100
International Paper            COM              460146103     1997    66185 SH       Sole                    64400              1785
J.B. Hunt                      COM              445658107     2295    50524 SH       Sole                    50524
JP Morgan Chase                COM              46625H100     3260    70716 SH       Sole                    68536              2180
Johnson & Johnson              COM              478160104     2966    50060 SH       Sole                    48430              1630
L-3 Communications             COM              502424104     2071    26440 SH       Sole                    25665               775
Lowe's                         COM              548661107     2831   107097 SH       Sole                   104077              3020
McDonalds Corp                 COM              580135101     2299    30217 SH       Sole                    29487               730
Microsoft                      COM              594918104     2303    90697 SH       Sole                    87772              2925
Morgan Stanley                 COM              617446448     1500    54920 SH       Sole                    53320              1600
Novartis AG ADR                COM              66987V109     2056    37820 SH       Sole                    36340              1480
Pfizer Inc                     COM              717081103     2959   145685 SH       Sole                   142785              2900
Procter & Gamble               COM              742718109     2458    39904 SH       Sole                    38729              1175
Raytheon Company               COM              755111507     2232    43870 SH       Sole                    42570              1300
Royal Dutch Shl ADR            COM              780259206     3075    42211 SH       Sole                    41156              1055
Royal Phil Elec ADR            COM              500472303     3643   113234 SH       Sole                   110101              3133
SAP AG ADR                     COM              803054204     2326    37900 SH       Sole                    36825              1075
Spirit Aerosystems             COM              848574109     1987    77420 SH       Sole                    75340              2080
Stryker Corp                   COM              863667101     2505    41205 SH       Sole                    40005              1200
Terex Corp.                    COM              880779103      857    23135 SH       Sole                    22615               520
Toyota Motor ADR               COM              892331307     1556    19390 SH       Sole                    18815               575
Transocean Ltd                 COM              033380941     1719    22055 SH       Sole                    21490               565
Tyson Foods Cl A               COM              902494103     1947   101450 SH       Sole                    99370              2080
Unilever ADR                   COM              904784709     2218    70742 SH       Sole                    68857              1885
United Technologies            COM              913017109     4271    50449 SH       Sole                    49104              1345
Wal-Mart Stores                COM              931142103     3667    70449 SH       Sole                    68329              2120
Yum! Brands, Inc               COM              988498101     2511    48880 SH       Sole                    47490              1390
Zimmer Inc.                    COM              98956p102     2119    35010 SH       Sole                    33995              1015